Basic and diluted net (loss) income per share (Tables)	12 Months Ended
Dec. 31, 2013
Basic and diluted net (loss) income per share
Schedule of calculation of basic and diluted net (loss) income per share

Basic and diluted net (loss) income per share for the years ended December 31, 2011, 2012 and 2013 are calculated as follows:

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Numerator:
Net (loss) income attributable to the Company	(83,156)	89,177	477,727
(Accretion) decretion to convertible redeemable preferred shares redemption value	(223,663)	1,293,875	—
Allocation of net income to participating preferred shareholders	—	(478,754)	—

Numerator of basic net (loss) income per share	(306,819)	904,298	477,727
Dilutive effect of preferred shares	—	(815,121)	—

Numerator for diluted (loss) income per share	(306,819)	89,177	477,727

Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B common shares outstanding	485,883,845	604,703,810	1,122,475,688
Dilutive effect of preferred shares	—	320,142,965	—
Dilutive effect of share options	—	17,782,885	16,362,048
Dilutive effect of restricted shares	—	30,594,877	14,400,670
Dilutive effect of restricted share units	—	4,802,491	27,882,891
Dilutive effect of share-based awards granted to CEO and Chairman	—	14,441,808	—

Denominator for diluted calculation	485,883,845	992,468,836	1,181,121,297

Basic net (loss) income per Class A and Class B common share	(0.63)	1.50	0.43
Diluted net (loss) income per Class A and Class B common share	(0.63)	0.09	0.40
Basic net (loss) income per ADS*	(12.63)	29.91	8.51
Diluted net (loss) income per ADS*	(12.63)	1.80	8.09
*
The Company was listed on November 21, 2012 with issuance of a total of 8,970,000 ADS at a public offering price of US$10.50 per ADS. Each ADS represents 20 Class A common shares. The net (loss) income per ADS for the years ended December 31, 2011, 2012 and 2013 were calculated using the same conversion ratio assuming the ADSs had been in existence during these periods.

Summary of information regarding weighted average of common shares equivalents

The following table summarizes information regarding weighted average of common shares equivalents for the year ended December 31, 2011:

For the year ended December 31, 2011
Preferred shares—weighted average	359,424,310
Share-based awards for NeoTasks acquisition—weighted average	8,319,608
Share-based awards granted to CEO and Chairman—weighted average	29,678,483
Share options—weighted average	18,488,604
Restricted shares—weighted average	54,045,124
Restricted share units—weighted average	2,625,039
Warrants to an independent institutional investor—weighted average	12,609,970